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                                                               [LOGO OF MetLife]

May 1, 2019

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Metropolitan Life Insurance Company
      Paragon Separate Account B
      File Nos. 333-133671/811-07534
      Flexible Premium Variable Life Insurance Policies
      Rule 497(j) Certification
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Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account B (the "Separate Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectuses and Statements of Additional Information ("SAI"), all dated April 29, 2019, being used for certain flexible premium variable life insurance policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and SAIs contained in Post-Effective Amendment No. 21 for the Separate Account filed electronically with the Commission on April 23, 2019.

If you have any questions, please contact me at (202) 659-6901.

Sincerely,

/s/ Heather Harker
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Heather Harker
Associate General Counsel
Metropolitan Life Insurance Company